Filed with the Securities and Exchange Commission on May 14, 2020
1933 Act Registration File No. 033-54822
1940 Act File No. 811-07360
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 55	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 56	☒

Monetta Trust
(Registrant)
1776-A South Naperville Road, Suite 100
Wheaton, Illinois 60189-5831
Telephone number: (630) 462-9800

Robert S. Bacarella	JoAnn Strasser
Monetta Trust	Thompson Hine LLP
1776-A South Naperville Road, Suite 100	41 High Street, Suite 1700
Wheaton, Illinois 60189-5831	Columbus, OH 43215
(Agents for Service)

As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on _____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Wheaton, State of Illinois, on the 14th day of May, 2020.

MONETTA TRUST

By: /s/ Robert S. Bacarella
Robert S. Bacarella
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities as of the 14th day of May, 2020.

Signature	Title

/s/ Robert S. Bacarella Robert S. Bacarella	Principal Executive Officer and Trustee
/s/ Robert J. Bacarella Robert J. Bacarella	Principal Financial Officer and Principal Accounting Officer
/s/ John L. Guy, Jr.* John L. Guy, Jr.	Trustee
/s/ Marlene Z. Hodges* Marlene Z. Hodges	Trustee
/s/ Patricia J. Luscombe* Patricia J. Luscombe	Trustee
*/s/ Robert S. Bacarella Robert S. Bacarella Attorney-in-Fact

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE